NET LOSS FROM CONTINUING OPERATIONS - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Income related to government grants	$ 5,932	$ 6,136	$ 6,422
Others	722	1,021	949
Other income	$ 6,654	$ 7,157	$ 7,371